Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information (unaudited)
Schedule of Quarterly Financial Information (unaudited)
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	First	Second	Third	Forth
	quarter	quarter	quarter	quarter
Year ended December 31, 2013
Total operating revenues	$6,318	$11,980	$16,994	$22,942
Total operating expenses	4,178	6,216	7,864	37,797
Operating income (loss)	2,140	5,764	9,130	(14,855)
Net income (loss)	2,121	5,720	9,078	(14,904)

Year ended December 31, 2014
Total operating revenues	$36,532	57,441	$71,583	$100,718
Total operating expenses	20,965	33,653	34,840	42,758
Operating income	15,567	23,788	36,743	57,960
Net income	15,309	22,380	34,288	55,898